Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Reconciliation of the Component Parts of Earnings per Share
A reconciliation of the component parts of earnings per share for 2021, 2020 and 2019 follows:
(dollars in thousands, except per share data)	For the years ended December 31
	2021	2020	2019

Net income	$61,519	52,452	57,840
Weighted average common shares (1)	19,259	19,301	19,370

Effect of dilutive common stock options (1)	4	2	16

Weighted average common shares including potential dilutive shares (1)	19,263	19,303	19,386

Basic EPS (1)	$3.194	2.718	2.986

Diluted EPS (1)	$3.194	2.717	2.984

(1)	Share and per share amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.